Segments	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segments

NOTE 19—SEGMENTS

Until January 1, 2015, the chief executive officer, who is the Company’s chief operating decision maker, managed the Company’s operations under two divisions, Emulsion Polymers and Plastics, which included the following four reporting segments: Latex, Synthetic Rubber, Styrenics, and Engineered Polymers.

Effective January 1, 2015, the Company was reorganized under two new divisions called Performance Materials and Basic Plastics & Feedstocks. The Performance Materials division now includes the following reporting segments: Synthetic Rubber, Latex, and Performance Plastics. The Basic Plastics & Feedstocks division represents a separate segment for financial reporting purposes. This new organizational structure better reflects the nature of the Company by grouping together segments with similar strategies, business drivers and operating characteristics.

The information below for the years ended December 31, 2014, 2013, and 2012 have been retroactively adjusted to reflect this change in reporting segments.

The Latex segment produces SB latex primarily for coated paper and packaging board, carpet and artificial turf backings, as well as a number of performance latex applications. The Synthetic Rubber segment produces synthetic rubber products used predominantly in tires, with additional applications in polymer modification and technical rubber goods, including conveyer and fan belts, hoses, seals and gaskets. The Performance Plastics segment produces highly engineered compounds and blends for automotive end markets, as well as consumer electronics, medical, and lighting, collectively consumer essential markets, or CEM. The Basic Plastics & Feedstocks segment includes styrenic polymers, polycarbonate, or PC, and styrene monomer, and also includes the results of the Company’s two 50%-owned joint ventures, AmSty and Sumika Styron.

	Performance Materials
For the year ended	Latex	Synthetic Rubber	Performance Plastics	Basic Plastics & Feedstocks	Corporate Unallocated	Total
December 31, 2014
Sales to external customers	$1,261,137	$633,983	$821,053	$2,411,788	$—	$5,127,961
Equity in earnings (losses) of unconsolidated affiliates	—	—	—	47,749	—	47,749
EBITDA(1)	93,962	136,985	69,350	23,900
Investment in unconsolidated affiliates	—	—	—	167,658	—	167,658
Depreciation and amortization	26,954	32,900	5,602	34,205	4,045	103,706

December 31, 2013
Sales to external customers	$1,341,424	$622,059	$807,578	$2,536,353	$—	$5,307,414
Equity in earnings (losses) of unconsolidated affiliates	—	—	—	39,138	—	39,138
EBITDA(1)	95,398	113,459	61,703	89,963
Investment in unconsolidated affiliates	—	—	—	155,887	—	155,887
Depreciation and amortization	26,092	28,937	5,009	31,322	3,836	95,196

December 31, 2012
Sales to external customers	$1,545,064	$701,962	$839,243	$2,365,640	$—	$5,451,909
Equity in earnings of unconsolidated affiliates	—	—	—	27,140	—	27,140
EBITDA(1)	125,473	111,051	69,538	44,912
Investment in unconsolidated affiliates	—	—	—	140,304	—	140,304
Depreciation and amortization	27,037	18,080	5,342	32,212	2,933	85,604

(1)	Reconciliation of EBITDA to net income (loss) is as follows:

	Year Ended December 31,
	2014	2013	2012
Total segment EBITDA	$324,197	$360,523	$350,974
Corporate unallocated	(143,181)	(133,658)	(107,557)
Less: Interest expense, net	124,923	132,038	109,971
Less: Provision for income taxes	19,719	21,849	17,560
Less: Depreciation and amortization	103,706	95,196	85,604

Net income (loss)	$(67,332)	$(22,218)	$30,282

Corporate unallocated includes corporate overhead costs, loss on extinguishment of long-term debt, and certain other income and expenses.

The primary measure of segment operating performance is EBITDA, which is defined as net income (loss) before interest, income taxes, depreciation and amortization. EBITDA is a key metric that is used by management to evaluate business performance in comparison to budgets, forecasts, and prior year financial results, providing a measure that management believes reflects the Company’s core operating performance. EBITDA is useful for analytical purposes; however, it should not be considered an alternative to the Company’s reported GAAP results, as there are limitations in using such financial measures. Other companies in the industry may define EBITDA differently than the Company, and as a result, it may be difficult to use EBITDA, or similarly-named financial measures, that other companies may use to compare the performance of those companies to the Company’s performance.

Asset and capital expenditure information is not accounted for at the segment level and consequently is not reviewed or included with the Company’s internal management reporting. Therefore, the Company has not disclosed asset and capital expenditure information for each reportable segment.

The Company operates 34 manufacturing plants (which include a total of 81 production units) at 26 sites in 14 countries, inclusive of joint ventures and contract manufacturers. Sales are attributed to geographic areas based on the location where sales originated; long-lived assets are attributed to geographic areas based on asset location.

	Year Ended December 31,
	2014	2013	2012
United States
Sales to external customers	$663,425	$665,801	$683,570
Long-lived assets	65,329	73,932	84,992
Europe
Sales to external customers	$3,066,581	$3,186,659	$3,324,064
Long-lived assets	383,311	431,494	449,834
Asia-Pacific
Sales to external customers	$1,196,163	$1,214,093	$1,200,747
Long-lived assets	99,654	92,691	91,885
Rest of World
Sales to external customers	$201,792	$240,861	$243,528
Long-lived assets	8,403	8,310	6,561
Total
Sales to external customers(1)	$5,127,961	$5,307,414	$5,451,909
Long-lived assets(2)(3)	556,697	606,427	633,272

(1)	Sales to external customers in China represented approximately 8%, 8% and 8% of the total for the years ended December 31, 2014, 2013, and 2012, respectively. Sales to external customers in Germany represented approximately 12%, 11% and 10% of the total for the years ended December 31, 2014, 2013, and 2012, respectively. Sales to external customers in Hong Kong represented approximately 11%, 10% and 9% of the total for the years ended December 31, 2014, 2013, and 2012, respectively.
(2)	Long-lived assets in China represented approximately 6%, 4%, and 4% of the total for the years ended December 31, 2014, 2013, and 2012, respectively. Long-lived assets in Germany represented approximately 43%, 44%, and 45% of the total for the years ended December 31, 2014, 2013, and 2012, respectively. Long-lived assets in The Netherlands represented approximately 13%, 13%, and 13% of the total for the years ended December 31, 2014, 2013, and 2012, respectively.
(3)	Long-lived assets consist of property, plant and equipment, net.